PROPERTY AND EQUIPMENT, NET (Details Narrative) - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 3,000	¥ 3,000
Impairment losses	¥ 8,950		¥ 8,950